Income Tax - Summary of Income Tax Expense (Benefit) (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax expense
Current year	€ 45	€ 41	€ 6
Changes in estimates in respect to prior year	(1)	0	1
Total current tax expense	44	41	7
Deferred tax expense/(benefit)
Temporary differences	27	(123)	(5)
Change in recognition of deferred tax	(17)	(14)	0
Change in tax rates	1	1	0
Total deferred tax expense/(benefit)	11	(136)	(5)
Income tax expense/(benefit)	€ 55	€ (95)	€ 2